Note 14 - Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Goodwill Reportable Segments [Table Text Block]
	e-Commerce Operations	Healthcare Operations	Total
Balances as of December 31, 2021
Goodwill	$—	$—	$—
Accumulated impairment losses	—	—	—
Goodwill, net as of December 31, 2021	—	—	—

Changes in Goodwill during the year ended December 31, 2022:
Goodwill acquired	—	—	—
Impairment losses	—	—	—

Balances as of December 31, 2022
Goodwill	—	—	—
Accumulated impairment losses	—	—	—
Goodwill, net as of December 31, 2022	—	—	—

Changes in Goodwill during the year ended December 31, 2023:
Goodwill acquired	—	14,626	14,626
Impairment losses	—	(13,895)	(13,895)

Balances as of December 31, 2023
Goodwill	—	14,626	14,626
Accumulated impairment losses	—	(13,895)	(13,895)
Goodwill, net as of December 31, 2023	$—	$731	$731

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2024
	(Unaudited)
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(1,219)	$6,911
Trade names	4,700	(353)	4,347
Developed technology	2,880	(432)	2,448
Customer Contracts	250	(231)	19
Total intangible assets	$15,960	$(2,235)	$13,725
	December 31, 2023
	(Audited)
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(807)	$7,323
Trade names	4,700	(224)	4,476
Developed technology	2,880	(281)	2,599
Customer Contracts	250	(225)	25
Total intangible assets	$15,960	$(1,537)	$14,423

	December 31, 2023
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$8,130	$(807)	$7,323
Trade names	4,700	(224)	4,476
Developed technology	2,880	(281)	2,599
Customer Contracts	250	(225)	25
Total intangible assets	$15,960	$(1,537)	$14,423
	December 31, 2022
	Gross amount	Accumulated amortization	Net Amount
Pharmacy records	$—	$—	$—
Trade names	—	—	—
Developed technology	—	—	—
Customer Contracts	250	(200)	50
Total intangible assets	$250	$(200)	$50

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year	Amount
2024 (remaining nine months)	$2,023
2025	2,672
2026	2,672
2027	2,672
2028	1,571
Thereafter	2,115
Total	$13,725

Amount
2024	$2,721
2025	2,672
2026	2,672
2027	2,672
2028	1,571
Thereafter	2,115
Total	$14,423